Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-Based Compensation (Tables) [Line Items]
Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model
	For the years ended December 31,
	2019	2020
	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%
Volatility	37.34%	22.67% – 35.44%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares	41.51	34.47

	For the years ended December 31,
	2019	2020
	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%
Volatility	37.34%	22.67% – 35.44%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares	41.51	34.47

Schedule of options activities
	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2019	13,870,252	0.0001	41.51	9.72
Granted (before Replacement Date)	2,034,961	0.0001	34.47
Forfeited (before Replacement Date)	(1,271,704)	0.0001	40.86
Conversion due to recapitalization	(7,633,818)	0.0002	37.22
Forfeited (after Replacement Date)	(21,000)	0.0002	41.51
Options outstanding at December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Granted	—	—	—	—	—
Exercised	(499,607)	0.0002	40.58	—	—
Forfeited	(52,500)	0.0002	38.70	—	—
Options outstanding at June 30, 2021	6,426,584	0.0002	40.60	8.3491	92,158
Options vested and expected to vest as of June 30, 2021	6,426,584	0.0002	40.60	8.3491	92,158
Options exercisable as of June 30, 2021	2,172,643	0.0002	39.29	8.5241	31,156

	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	—	—	—	—
Granted	13,870,252	0.0001	41.51	9.72
Options outstanding at December 31, 2019	13,870,252	0.0001	41.51	9.72
Granted (before Replacement Date)	2,034,961	0.0001	34.47
Forfeited (before Replacement Date)	(1,271,704)	0.0001	40.86
Conversion due to recapitalization	(7,633,818)	0.0002	37.22
Forfeited (after Replacement Date)	(21,000)	0.0002	41.51
Options outstanding at December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Options vested and expected to vest as of December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Options exercisable as of December 31, 2020	2,693,250	0.0002	39.49	8.99	111,059

Schedule of the fair values of the options granted
For the six months ended June 30, 2021
RMB
Weighted average grant date fair value of option per share	53.57
Aggregate grant date fair value of options	371,020

	For the years ended December 31,
	2019	2020
	RMB	RMB
Weighted average grant date fair value of option per share	41.51	53.57
Aggregate grant date fair value of options	575,788	373,832

Schedule of share-based compensation expense
For the six months ended June 30, 2021
Cost of revenue	21,360
Selling and marketing	11,935
General and administrative	42,933
Total share-based compensation expense	76,227

For the year ended December 31, 2020
Cost of revenue	7,375
Selling and marketing	11,740
General and administrative	145,508
Total share-based compensation expense	164,623

Schedule of share-based compensation expense of earn-out shares
For the six months ended June 30, 2021
General and administrative	106,379

For the year ended December 31, 2020
General and administrative	37,710

Share Incentive [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of share-based compensation expense of share incentive
For the six months ended June 30, 2021
General and administrative	1,210

Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy
For the year ended December 31, 2020
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45 – 2.45
Fair value of the underlying ordinary shares (USD)	8.17

For the year ended December 31, 2020
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45-2.45
Fair value of the underlying ordinary shares (USD)	8.17